Offerings	Sep. 08, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit | $ / shares	6.58
Maximum Aggregate Offering Price	$ 13,160,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,014.80
Offering Note	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder for the selling stockholders include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the registrant’s common stock as reported on the Nasdaq Capital Market on September 5, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, underlying warrants (3)
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit | $ / shares	6.58
Maximum Aggregate Offering Price	$ 13,160,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,014.80
Offering Note	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder for the selling stockholders include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) of the Securities Act of 1933, as amended, based upon the average of the high and low prices for a share of the registrant’s common stock as reported on the Nasdaq Capital Market on September 5, 2025.Consists of up to 2,000,000 shares of common stock issuable upon the exercise of warrants offered and for resale by the selling stockholder named in the prospectus.